Land Use Rights, Net - Schedule of Land Use Rights, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	¥ 1,032,000	¥ 1,032,000
Accumulated amortization	(203,533)	(169,133)
Net carrying amount	¥ 828,467	¥ 862,867